Financial Instruments - Summary of Fair Value of the Derivatives Embedded with SEPA (Details)	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Disclosure of financial liabilities [line items]
Share price	$ 3.08
Conversion price/floor price	$ 1.87
Expected volatility	55.00%
Dividend yield	0.00%
Risk free interest rate	5.00%
Time to expiry	9 months 18 days
Fair value | $	$ 407,480